Stockholders' Equity (Series B Convertible Preferred Stock) (Details) - USD ($)	Jun. 24, 2015	Sep. 16, 2013	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		50,000	50,000	50,000	50,000
Preferred stock, par value (in dollars per share)		$ 1,000	$ 1,000	$ 1,000	$ 1,000
Redemption price (in dollars per share)		$ 1.15
Minimum percentage of capital stock sold to be considered and fundamental transaction		90.00%
Voting percentage of surviving entity, minimum		50.00%
Capital stock aggregate implied value		$ 125,000,000
Voting percentage required to create, issue or amend preferred stock		51.00%
Clause Two | Series B Convertible Preferred Stock
Class of Stock [Line Items]
Minimum shares of stock trading per day (in shares)		25,000
Minimum | Clause One | Five Days | Series B Convertible Preferred Stock
Class of Stock [Line Items]
Share price (in dollars per share)		$ 1.67
Line of Credit | Line of Credit Grid Note
Class of Stock [Line Items]
Debt default, term after due date (in days)	5 days	5 days